Stockholder’s Deficit (Details Narrative) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 05, 2025
Equity [Abstract]
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock par value	$ 0.0001	$ 0.0001
Number of shares authorized		100,000
Common stock shares issued	1	1	0
Equity based compensation and dividends amount	$ 0	$ 0
Total authorized par value	100,000
Common stock value			$ 0